Prepaid Expenses and Other Current Assets - Summary of Prepaid Expenses and Other Current Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Prepaid Expense and Other Assets, Current [Abstract]
Prepaid materials, supplies and research and development services	$ 2,155	$ 820
Prepaid Insurance	596	32
Prepaid subscriptions, software and other administrative services	504	53
Prepaid expenses and other current assets	$ 3,255	$ 905